NOTE 6. FINANCE COSTS (Tables)	12 Months Ended
Dec. 31, 2021
FINANCE COSTS

	Consolidated
	December 31, 2021 A$	December 31, 2020 A$	December 31, 2019 A$
Bank overdraft and borrowing interest	-	37,091	84,920
Interest on revolving loan	16,763	228,627	50,328
Interest on operating lease liability	88,818	32,526	109,675
Interest on convertible bonds	-	109,811	1,316,702
Interest on convertible promissory notes (Note 22)	1,895,371	1,692,217	-
	2,000,952	2,100,272	1,561,625